Shareholder Fees {- Fidelity Government Money Market Fund}	Jun. 29, 2021 USD ($)
04.30 Fidelity Government Money Market Fund Capital Reserves Prospectus-09 | Fidelity Government Money Market Fund
Shareholder Fees:
(fees paid directly from your investment)	none